ASSET UNDER DEVELOPMENT (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2018	Dec. 31, 2017
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Asset under development		$ 20,000	$ 1,177,489
Gimi Conversion
Capitalized Costs, Oil and Gas Producing Activities, Net [Abstract]
Purchase price installments		0	962,709
Interest costs capitalized		0	116,416
Other costs capitalized		20,000	98,364
Asset under development		$ 20,000	$ 1,177,489
Subsequent Event | Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Term of charter	20 years